Comparison of Fair Values and Carrying Values of Financial Instruments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, at cost	₨ 708.4	$ 10.9	₨ 708.2